Notes Payable and Long-Term Debt - Summary of long-term debt (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 04, 2015	Dec. 31, 2017	Dec. 31, 2016
Notes Payable and Long Term Debt
Total long-term debt at face value		$ 536	$ 517
Current maturities of long-term debt and unamortized discount		(54)	(18)
Long-term debt, less current maturities and unamortized discount		482	499
Payments of long-term debt		17	5
Term loan due 2022
Notes Payable and Long Term Debt
Total long-term debt at face value		$ 484	$ 497
Face amount	$ 500
Proceeds from issuance of debt	499
Discount	$ 1
Effective interest rate (as a percent)		3.20%	2.40%
Adjusted leverage ratio, maximum	50.00%
Minimum net worth base requirement	$ 2,000
Percentage of consolidated net income added to net worth base amount	25.00%
Maximum dividends per year	$ 25
Sum of subsidiary indebtedness and priority indebtedness as a percentage of consolidated tangible net worth, maximum	15.00%
Term loan due 2022 | Federal Funds Effective Rate
Notes Payable and Long Term Debt
Basis spread on variable rate (as a percent)	0.50%
Term loan due 2022 | LIBOR
Notes Payable and Long Term Debt
Basis spread on variable rate (as a percent)	1.00%
Variable rate basis		one month
Foreign subsidiary obligations due 2018 through 2023
Notes Payable and Long Term Debt
Total long-term debt at face value		$ 52	$ 20